CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary share [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Equity attributable to China Biologic Products Holdings, Inc. [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2014	$ 275,261,730	$ 2,787	$ 24,008,281	$ (76,570,621)	$ 244,661,391	$ 19,985,189	$ 212,087,027	$ 63,174,703
Balance (in shares) at Dec. 31, 2014		27,865,871
Net income	114,105,518	$ 0	0	0	89,042,703	0	89,042,703	25,062,815
Other comprehensive income (loss)	(24,368,360)	0	0	0	0	(20,003,794)	(20,003,794)	(4,364,566)
Share-based compensation	12,114,272	0	12,114,272	0	0	0	12,114,272	0
Excess tax benefits from stock option exercises	1,518,702	0	1,225,941	0	0	0	1,225,941	292,761
Reissuance of treasury stock	80,583,959	0	60,438,432	20,145,527	0	0	80,583,959	0
Ordinary share issued in connection with:	0	0	(452,962)	0	0	0	(452,962)	452,962
Common stock issued in connection with:
Exercise of stock options	7,745,978	$ 78	7,745,900	0	0	0	7,745,978	0
Exercise of stock options (in shares)		780,557
Vesting of restricted shares	0	$ 19	(19)	0	0	0	0	0
Vesting of restricted shares (in shares)		188,625
Balance at Dec. 31, 2015	466,961,799	$ 2,884	105,079,845	(56,425,094)	333,704,094	(18,605)	382,343,124	84,618,675
Balance (in shares) at Dec. 31, 2015		28,835,053
Net income	128,793,421	$ 0	0	0	104,779,307	0	104,779,307	24,014,114
Other comprehensive income (loss)	(31,303,262)	0	0	0	0	(26,315,740)	(26,315,740)	(4,987,522)
Dividend declared to noncontrolling interest shareholders	(10,901,312)	0	0	0	0	0	0	(10,901,312)
Share-based compensation	24,405,511	0	24,405,511	0	0	0	24,405,511	0
Excess tax benefits from stock option exercises	2,613,831	0	2,299,316	0	0	0	2,299,316	314,515
Ordinary share issued in connection with:	0	0	513,397	0	0	0	513,397	(513,397)
Capital withdrawal by noncontrolling interest shareholders	(62,991,961)	0	(30,397,196)	0	0	1,014,074	(29,383,122)	(33,608,839)
Common stock issued in connection with:
Exercise of stock options	3,558,796	$ 34	3,558,762	0	0	0	3,558,796	0
Exercise of stock options (in shares)		337,406
Vesting of restricted shares	0	$ 25	(25)	0	0	0	0	0
Vesting of restricted shares (in shares)		255,150
Balance at Dec. 31, 2016	521,136,823	$ 2,943	105,459,610	(56,425,094)	438,483,401	(25,320,271)	462,200,589	58,936,234
Balance (in shares) at Dec. 31, 2016		29,427,609
Net income	82,235,959	$ 0	0	0	67,943,035	0	67,943,035	14,292,924
Other comprehensive income (loss)	36,861,394	0	0	0	0	33,277,575	33,277,575	3,583,819
Dividend declared to noncontrolling interest shareholders	(10,680,008)	0	0	0	0	0	0	(10,680,008)
Share-based compensation	33,903,283		33,903,283		0	0	33,903,283	0
Common stock issued in connection with:
Exercise of stock options	867,546	$ 9	867,537	0	0	0	867,546	0
Exercise of stock options (in shares)		85,242
Vesting of restricted shares	0	$ 35	(35)	0	0	0	0	0
Vesting of restricted shares (in shares)		353,694
Balance at Dec. 31, 2017	$ 664,324,997	$ 2,987	$ 140,230,395	$ (56,425,094)	$ 506,426,436	$ 7,957,304	$ 598,192,028	$ 66,132,969
Balance (in shares) at Dec. 31, 2017		29,866,545